United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: 09/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
September 30, 2012
Share Class	Ticker
A	FMUUX
Institutional	FMUSX

Federated Municipal Ultrashort Fund
Fund Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2011 through September 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2012, was 0.59% for the Class A Shares and 1.05% for the Institutional Shares. The total return of the Barclays 1-Year Municipal Bond Index (B1MB),1 the Fund's broad-based securities market index, was 0.94%, and the total return of the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA),2 a peer group average for the Fund, was 0.01% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses that were not reflected in the total return of the B1MB.
During the reporting period, the Fund's investment strategy focused on: (a) the effective duration3 of its portfolio (which indicates the portfolio's price sensitivity to interest rates);4 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as “sectors”); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities may default). These were the most significant factors affecting the Fund's performance relative to the B1MB.
The following discussion will focus on the Fund's Institutional Shares. The Fund's Institutional Shares 1.05% total return for the reporting period consisted entirely of tax-exempt dividend income, as the net asset value of the Fund finished the reporting period unchanged at $10.05 per share.5
MARKET OVERVIEW
During the 12-month reporting period, tax-exempt municipal bond yields dropped significantly, raising the values of existing bonds. At the very beginning of the reporting period, the tax-exempt bond market experienced a sharp technical sell-off, as supply outweighed demand after an extensive summer rally. During the rally, fund flows were sharply positive, as investors fled the equity and risk-based markets in favor of Treasuries and the attractive tax-exemption of municipal bond income. However, by late 2011 and well into 2012, tax-exempt municipal bond fund flows were once again consistently positive, particularly in the short and short-intermediate municipal portion of the yield curve. A lengthy rally in the tax-exempt municipal bond market received additional support from the “January Effect” at the beginning of 2012, which consisted of significant money being reinvested into the tax-exempt municipal bond market from bonds maturing and being called by issuers. Also, the amount of tax-exempt municipal bond issuance during the first quarter of 2012 was muted, which created a favorable technical environment (supply/demand imbalance) within the tax-exempt municipal bond market. This trend largely continued
Annual Shareholder Report

throughout 2012 so that by the end of September, 2012, tax-exempt municipal bond fund inflows were consistently positive for 43 consecutive weeks and totaled over $44 billion during that period.
Treasury yields also declined significantly during the 12-month reporting period, and this powerful rally spilled over into the tax-exempt municipal bond market. The ten-year United States Treasury bond declined from a high of 2.40% in October of 2011 to a low of 1.39% in July of 2012 and ended the reporting period at 1.63%. In an attempt to support a stronger economic recovery, the Federal Reserve (Fed) maintained a highly accommodative monetary policy stance during the reporting period. Developments in Europe continued to be a central focus for investors, as concerns persisted about the prospects for a durable solution to the European fiscal and financial difficulties, which indirectly affected interest rate levels in the tax-exempt municipal bond market. The overriding positives for the tax-exempt municipal bond market during the reporting period were the sharp decline in Treasury yields, light tax-exempt new issue supply, the Fed maintaining its near-zero interest rate policy and the extremely low rate of municipal defaults despite persistent budget pressures for municipal issuers and headlines in the press to the contrary.
At the Fed's meeting in September 2012, in response to weak conditions, the Federal Open Market Committee (FOMC) continued to keep the target range for the federal funds rate at 0.0% to 0.25% and reiterated that economic conditions – including decelerating economic growth, strains in the global financial markets and a weak labor market –were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2015. The Fed also announced open-end plans to purchase mortgage-backed securities to foster economic recovery and exert downward pressure on long-term interest rates. In Europe, the European Central Bank announced plans to purchase troubled peripheral nation sovereign debt to restrain market yields for countries willing to submit to fiscal constraints. On the municipal front, state and local governments continued to feel the stress of the weak recovery, property tax revenues that did not yet show the results of a nascent housing recovery and rising health care and pension costs for employees.
DURATION
The Fund is an ultrashort tax-exempt municipal bond fund and pursues a low volatility strategy. As such, during the 12-month reporting period, the Fund's typical dollar-weighted average duration generally ranged from six months to one year. As determined at the end of the reporting period, the Fund's dollar-weighted average duration was 0.90 years and the Fund's average dollar-weighted portfolio duration during the reporting period was approximately 0.85 years. The duration of the B1MB (which contains only bonds with maturities from one to two years) was 1.42 years at the end of the reporting period.
Annual Shareholder Report

Because the Fund has a structural duration range and prospectus limit that is shorter than the duration of the B1MB, when interest rates decline, the Fund's net asset value will likely benefit less than the B1MB. The duration of the Fund relative to the B1MB slightly detracted from Fund performance during the reporting period, but helped the Fund significantly relative to the LTEMMFCA.
MATURITY/YIELD CURve
During the 12-month reporting period, the yield curve flattened as a result of yields on longer maturity bonds declining more than bonds with shorter maturities. Tax-exempt bonds with short-intermediate maturities (three to seven years) had more yield decline and better total return performance than those bonds with maturities from one to three years and zero to one year. Because the Fund continued to pursue a low volatility ultrashort duration strategy, and in order to provide a high degree of liquidity, the Fund was managed with an intention of maintaining a barbell structure consisting of: (a) a 45% to 55% weighting in very short-term maturity securities such as tax-exempt weekly reset municipal variable rate demand notes (MVRDNs), weekly reset municipal floating rate notes (MFRNs) and 90-day or less municipal commercial paper; and (b) a 45% to 55% weighting in tax-exempt fixed-rate municipal bonds with maturities generally from three months to five years.
The B1MB contains only bonds with maturities greater than one but less than two years and does not contain any bonds with less than one year remaining to maturity, nor does it include any MVRDNs or most MFRNs. The Fund's portfolio weighting in liquid MVRDNs and MFRNs of 40% to 50% slightly detracted from Fund performance relative to the B1MB, as these instruments slightly underperformed the positive price performance and total return of bonds contained in the B1MB. Many of the MVRDNs and MFRNs provided above-average tax-exempt income due to credit spread but none of the price gain of the one to two year fixed-rate bonds in the B1MB. The Fund also had significant weightings in tax-exempt, municipal bonds maturing from one to two years and two to five years and these holdings helped Fund performance relative to the B1MB.
SECTOR ALLOCATION
During the 12-month reporting period, as compared to the B1MB, the Fund allocated more of its portfolio to (i.e., was overweight in) securities in revenue bond yield sectors backed by hospitals, electric and gas, industrial development/pollution control projects, education, public power and transportation. Overall, revenue debt outperformed general obligation debt during the reporting period as state and local government budgets started to show renewed signs of strain due to weak economic, housing and employment conditions. Select revenue sectors were significant outperformers, namely hospitals and industrial development bonds backed by corporate obligors. The Fund allocated less of the portfolio to (i.e. was underweight in) general obligation bonds and pre-refunded
Annual Shareholder Report

bonds (bonds for which principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account) compared to the B1MB.
These allocations helped the Fund's performance due to narrowing of credit spreads within several of the overweight revenue sectors during the reporting period. Also, the Fund's significant underweight in general obligation bonds, which makes up a large portion of the B1MB, helped Fund performance relative to the B1MB because revenue debt generally outperformed general obligation debt during the reporting period. Because of the demand for short maturity yield paper in an ultra-low yield environment, “AAA” rated pre-refunded bonds (and unrated bonds of comparable quality) lagged the overall B1MB return, so the Fund's underweight allocation helped the Fund's relative performance.
CREDIT QUALITY6
During the 12-month reporting period, risk-taking was rewarded for investors as absolute yields in the market place reached new lows and investors attempted to add income by reaching into lower credit quality categories. Headline risk concerning municipal credit quality dampened, although the risks of a high profile municipal issuer becoming distressed continued to increase as local municipalities struggled. This strong investor demand for “yield paper” and credit spread contraction resulted in outperformance of bonds rated “A” or “BBB” (or unrated bonds of comparable quality) relative to bonds rated in the higher rating categories (or unrated bonds of comparable quality). During the reporting period, the Fund increased its exposure to “A”-rated paper while decreasing its exposure to “AA”-rated paper. Allocations to “AAA” and “BBB”-rated paper remained relatively unchanged during the reporting period. The Fund was significantly overweight “A” and “BBB”-rated paper and significantly underweight “AAA” and “AA”-rated paper during the reporting period relative to the B1MB.
With the decline in credit spreads during the reporting period, and the reduction of credit spreads to a lesser extent for “AAA” and “AA”-rated debt (or unrated bonds of comparable quality), the Fund's significant overweight position, relative to the B1MB, in “A” and “BBB”-rated debt (or unrated bonds of comparable quality) during the reporting period substantially helped the Fund's performance, as the yield on “A” and “BBB”-rated debt (or unrated bonds of comparable quality) decreased to a greater extent than for other investment-grade securities.
The Fund also had a slight weighting, less than 0.5%, in high yield (noninvestment-grade) municipal debt, which outperformed during the reporting period and added to the performance of the Fund relative to the B1MB.
Annual Shareholder Report

1	Barclays Capital changed the name of the B1MB from “Barclays Capital 1-Year Municipal Bond Index” to “Barclays 1-Year Municipal Bond Index.” Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the B1MB.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LTEMMFCA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.
4	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5	Income may be subject to the federal alternative minimum tax, as well as state and local taxes.
6	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard & Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher rated securities and increased possibilities of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Municipal Ultrashort Fund (the “Fund”) from September 30, 2002 to September 30, 2012, compared to the Barclays 1-Year Municipal Bond Index (B1MB)2 and the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA).3
Average Annual Total Returns for the Period Ended 9/30/2012
(returns reflect all applicable sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
A	-1.46%	1.18%	1.58%
Institutional	1.05%	2.04%	2.25%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment - class A Shares
Growth of a $10,000 Investment - InStitutional Shares
1	Represents a hypothetical investment of $10,000. Effective February 14, 2003, a maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800) for newly purchased Class A Shares was implemented. The line graphs above reflect any front-end sales charge, as applicable, as of the date of the initial investment. The Average Annual Total Returns reflect the current sales charge applicable to each class, if any. The Fund's performance assumes the reinvestment of all dividends and distributions. The B1MB and the LTEMMFCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	Barclays Capital changed the name of the B1MB from “Barclays Capital 1-Year Municipal Bond Index” to “Barclays 1-Year Municipal Bond Index.” The B1MB is the one-year (1-2) component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after December 31, 1990, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million and mature in at least one, but not more than two years. The B1MB also includes both zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The B1MB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price. The B1MB is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—State	15.2%
Hospital	14.6%
General Obligation—Local	12.4%
Industrial Development Bond/Pollution Control Revenue	11.9%
Electric & Gas	10.5%
Transportation	9.9%
Public Power	4.5%
Education	4.3%
Special Tax	4.0%
Water & Sewer	2.9%
Other[2]	10.0%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 90.2% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
September 30, 2012
Principal Amount		Value
	MUNICIPAL BONDS—76.9%
	Alabama—1.7%
$2,500,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 3.00%, 6/1/2014	$2,591,525
1,000,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 4.00%, 6/1/2015	1,081,610
6,000,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2013	6,167,760
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,205,807
3,485,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,582,441
3,515,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,584,245
39,675,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (Assured Guaranty Corp. INS), 0.500%, 10/5/2012	39,675,000
4,640,000	Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	4,740,456
2,250,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2013	2,281,365
	TOTAL	67,910,209
	Alaska—0.3%
7,125,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	7,507,185
4,000,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2016	4,495,160
	TOTAL	12,002,345
	Arizona—1.3%
1,000,000	Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2012	1,000,390
5,000,000	Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,400,850
1,000,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	1,000,320
2,135,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Refunding Bonds (Series 2009A), 4.00%, 10/1/2012	2,135,683
10,000,000	Coconino County, AZ Pollution Control Corp., PCRBs (Series 1994A), 3.625% TOBs (Arizona Public Service Co.), Mandatory Tender 7/13/2013	10,150,900
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Arizona—continued
$3,125,000	Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	$3,127,000
1,500,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2013	1,551,075
2,000,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2014	2,149,840
25,000,000	Yavapai County, AZ IDA Solid Waste Disposal, 0.48% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2012	25,000,000
	TOTAL	51,516,058
	Arkansas—0.1%
2,295,000	Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2013	2,359,834
775,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	776,681
	TOTAL	3,136,515
	California—6.5%
12,000,000	Bay Area Toll Authority, CA, San Francisco Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 1.085% TOBs, Mandatory Tender 8/1/2017	12,022,680
9,905,000	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.98% (Loyola Marymount University), 10/1/2015	9,915,895
3,770,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,835,485
4,715,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,796,900
4,715,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,796,900
3,865,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	3,977,665
3,800,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,078,084
10,000,000	California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,783,400
20,000,000	California Municipal Finance Authority, Revenue Bonds, 0.50% TOBs (Republic Services, Inc.), Mandatory Tender 10/1/2012	20,000,000
3,200,000	California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,355,264
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$5,000,000	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	$5,074,450
13,555,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010B), 0.50% TOBs (Republic Services, Inc.), Mandatory Tender 11/1/2012	13,554,593
30,000,000	California State, (Series A-2), 2.50% RANs, 6/20/2013	30,482,100
30,000,000	California State, GO Refunding Bonds, 3.00%, 9/1/2013	30,742,800
2,625,000	California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,829,593
7,000,000	California State, UT GO Refunding Bonds (Series 2012B), 0.93%, 5/1/2017	7,013,370
9,000,000	California State, UT GO Refunding Bonds (Series 2012B), 1.08%, 5/1/2018	9,021,240
8,250,000	California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2014	8,748,382
11,000,000	California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2015	12,117,710
60,000,000	California Statewide CDA Revenue Bonds (Series 2012C), 1.13% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	60,066,600
4,000,000	Long Beach CCD, CA, BANs (Series 2010A), 9.85%, 1/15/2013	4,110,640
	TOTAL	261,323,751
	Colorado—1.1%
100,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	100,253
4,100,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,480,562
25,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/8/2012	25,127,750
15,430,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.90% TOBs, Mandatory Tender 9/1/2014	15,438,641
	TOTAL	45,147,206
	Connecticut—2.0%
12,000,000	Connecticut Development Authority, PCR Refunding Bonds (Series 2011B), 1.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 9/3/2013	12,067,680
4,020,000	Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,258,668
15,585,000	Connecticut State, UT GO Bonds (Series 2011C), 0.83%, 5/15/2016	15,710,303
8,500,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.40%, 4/15/2014	8,501,275
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Connecticut—continued
$4,500,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.58%, 4/15/2015	$4,501,125
5,000,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.71%, 4/15/2016	5,006,350
4,000,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.86%, 4/15/2017	4,010,280
4,500,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.06%, 4/15/2018	4,514,355
3,500,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.46%, 9/15/2015	3,501,505
3,000,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.60%, 9/15/2016	3,000,660
1,875,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.69%, 9/15/2017	1,881,750
2,500,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.94%, 9/15/2018	2,511,575
2,050,000	West Haven, CT, 3.00% BANs, 5/30/2013	2,070,377
600,000	West Haven, CT, UT GO Bonds, 3.00% (Assured Guaranty Municipal Corp. INS), 8/1/2015	616,446
2,000,000	West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2017	2,158,800
1,000,000	West Haven, CT, UT GO Bonds, 4.00%, 8/1/2013	1,018,440
500,000	West Haven, CT, UT GO Bonds, 4.00%, 8/1/2014	519,375
2,500,000	West Haven, CT, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 8/1/2016	2,766,500
	TOTAL	78,615,464
	District of Columbia—1.6%
10,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.78%, 12/1/2015	10,000,400
13,285,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.93%, 12/1/2017	13,286,328
10,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.78%, 12/1/2015	10,000,400
3,000,000	District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,071,190
15,150,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-1), 0.66% TOBs, Mandatory Tender 6/1/2015	15,151,212
12,000,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.76% TOBs, Optional Tender 6/1/2016	12,001,800
	TOTAL	63,511,330
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—5.4%
$54,610	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	$10,915
52,295,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.93% (Citizens Property Insurance Coastal Account), 6/1/2013	52,649,037
30,000,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2011A-3), 1.83% (Citizens Property Insurance Coastal Account)/(Assured Guaranty Municipal Corp. INS), 6/1/2014	30,257,100
25,000,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2012A-3), 1.43% (Citizens Property Insurance PLA/CLA Accounts), 6/1/2015	25,100,750
7,500,000		Escambia County, FL Solid Waste Disposal, Revenue Bonds (First Series 2009), 1.35% TOBs (Gulf Power Co.), Mandatory Tender 6/2/2015	7,576,575
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.), Mandatory Tender 6/15/2016	6,439,916
14,000,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2011A), 5.00% (Florida State), 6/1/2014	15,077,580
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,002,800
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.28%, 10/1/2014	5,015,850
21,740,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 0.93%, 10/1/2017	21,755,001
6,250,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	6,431,500
4,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	4,110,120
15,000,000		Miami-Dade County, FL School Board, COPs (Series 2011A), 5.00% TOBs, Mandatory Tender 5/1/2014	15,804,600
5,200,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,732,896
500,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2017	591,690
615,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2019	748,879
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,081,700
10,225,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 0.50%, 10/5/2012	10,225,000
		TOTAL	216,611,909
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—2.2%
$500,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	$536,785
1,000,000	Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,095,930
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,010,290
3,875,000	Burke County, GA Development Authority, (Series 2008G), 0.90% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	3,880,309
11,000,000	Burke County, GA Development Authority, PCRBs (Fourth Series 1994), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	11,086,240
9,000,000	Burke County, GA Development Authority, PCRBs (Fourth Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	9,070,560
13,000,000	Burke County, GA Development Authority, PCRBs (Second Series 2008), 1.40% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2015	13,158,990
4,000,000	Burke County, GA Development Authority, PCRBs (Series 1995), 2.30% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	4,090,680
17,335,000	Burke County, GA Development Authority, PCRBs (Series 2011A), 2.50% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	17,472,640
10,250,000	Burke County, GA Development Authority, PCRBs (Series 2012), 1.25% TOBs (Georgia Transmission Corporation Vogtle Project), Mandatory Tender 5/1/2015	10,325,952
4,500,000	Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2014	4,615,560
3,245,000	Decatur County-Bainbridge, GA IDA, Revenue Bonds, 3.00% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2013	3,263,724
2,010,000	Monroe County, GA Development Authority, (Series 2012A), 0.90% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	2,009,919
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2014	1,055,330
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,094,980
2,300,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2012	2,300,897
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,461,320
	TOTAL	89,530,106
	Illinois—6.6%
10,325,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	11,136,235
9,460,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2014	9,979,732
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$15,980,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2015	$17,381,126
21,030,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2016	23,375,897
18,455,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	21,093,142
17,585,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	20,405,282
10,000,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2016	10,798,600
10,400,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2017	11,459,448
10,815,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	12,003,352
6,530,000	Chicago, IL, UT GO Bonds (Series 2005A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2013	6,609,862
2,295,000	Chicago, IL, UT GO Bonds (Series 2005A), 5.00% (Escrowed In Treasuries COL)/(Assured Guaranty Municipal Corp. INS), 1/1/2013	2,323,435
4,000,000	Illinois Finance Authority—Solid Waste, 1.125% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2012	4,000,360
4,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	4,075,400
1,260,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2015	1,348,364
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2016	1,077,660
7,000,000	Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2015	7,762,790
4,530,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	4,683,114
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2014	2,154,920
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	2,238,980
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	2,316,520
4,010,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,056,917
12,705,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2015	13,842,860
4,975,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,735,081
9,530,000	Illinois State, UT GO Bonds (Series A January 2012), 5.00%, 1/1/2013	9,641,501
5,000,000	Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2014	5,218,950
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$4,350,000	Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2015	$4,660,329
4,000,000	Illinois State, UT GO Bonds (Series March 2012), 5.00%, 3/1/2013	4,076,760
20,000,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 3.00%, 8/1/2013	20,418,200
1,900,000	Illinois State, UT GO Refunding Bonds, 5.00% (United States Treasury COL), 1/1/2014	2,013,563
6,100,000	Illinois State, UT GO Refunding Bonds, 5.00%, 1/1/2014	6,412,930
2,300,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,572,113
5,000,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,685,700
3,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2013	3,067,110
	TOTAL	263,626,233
	Indiana—1.6%
6,025,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2001A-1), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	6,128,750
7,525,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 6/1/2016	8,335,066
7,000,000	Indiana State EDA, (Series A), 0.65% TOBs (Republic Services, Inc.), Mandatory Tender 12/3/2012	7,000,000
13,750,000	Indiana State EDA, (Series B), 0.55% TOBs (Republic Services, Inc.), Mandatory Tender 12/3/2012	13,750,000
1,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2013	1,010,670
2,250,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2014	2,315,678
1,500,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 4.00% (Indiana University Health Obligated Group), 3/1/2015	1,602,450
5,000,000	Indiana State Finance Authority, Second Lien Water Utility Revenue Bonds (Series 2011B), 3.00% (Citizens Energy Group), 10/1/2014	5,210,050
15,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	16,856,850
	TOTAL	62,209,514
	Kansas—0.2%
180,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.50% (Adventist Health System/Sunbelt Obligated Group), 11/15/2012	180,747
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kansas—continued
$200,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2013	$210,056
3,000,000	Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	3,041,070
1,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 4.50% (Via Christi Health System, Inc.), 11/15/2012	1,005,410
2,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,100,460
	TOTAL	6,537,743
	Kentucky—0.7%
12,920,000	Kentucky EDFA, (Series A), 0.65% TOBs (Republic Services, Inc.), Mandatory Tender 12/3/2012	12,920,000
10,045,000	Kentucky EDFA, (Series B), 0.55% TOBs (Republic Services, Inc.), Mandatory Tender 12/3/2012	10,045,000
5,835,000	Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,971,014
	TOTAL	28,936,014
	Louisiana—1.2%
21,490,000	East Baton Rouge Sewerage Commission, Revenue Bonds (Series 2011A), 0.96% TOBs, Mandatory Tender 8/1/2014	21,493,009
15,000,000	Louisiana State Gas & Fuels Second Lien, Tax Second Lien Revenue Bonds (Series 2009A-1), 0.93% TOBs, Mandatory Tender 12/1/2012	15,026,850
3,250,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-1A), 1.60% TOBs (Loop LLC), Mandatory Tender 10/1/2012	3,250,227
10,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.125% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,152,100
	TOTAL	49,922,186
	Maryland—1.1%
18,830,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.30% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2016	19,003,989
24,000,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 0.98% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2017	24,000,240
2,955,000	Maryland State, UT GO Bonds (First Series 2006A), 5.00%, 3/1/2013	3,015,962
	TOTAL	46,020,191
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Massachusetts—4.2%
$20,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds )(Series 2010A), 0.56%, 2/1/2013	$20,010,600
5,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.71%, 2/1/2014	5,002,050
13,815,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.58%, 2/1/2015	13,813,480
23,000,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.63%, 9/1/2015	23,001,380
15,000,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.66%, 2/1/2016	15,000,750
4,000,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.70%, 9/1/2016	3,999,960
8,000,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.66%, 2/1/2014	8,000,000
3,500,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.84%, 2/1/2015	3,500,000
6,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2013	6,073,200
29,875,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011K-3), 0.83% TOBs (Partners Healthcare Systems), Mandatory Tender 1/30/2014	29,874,701
15,000,000	Massachusetts Development Finance Agency, Variable Rate Revenue Bonds (Series 2011N), 0.68% TOBs (Williams College, MA), Mandatory Tender 1/1/2014	15,018,300
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,000,400
2,420,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2013	2,507,023
1,250,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2014	1,348,238
1,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,116,240
6,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2013	6,203,820
6,250,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2014	6,716,500
3,250,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	3,615,950
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Massachusetts—continued
$2,000,000	Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2012	$2,010,040
	TOTAL	167,812,632
	Michigan—2.2%
15,500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 0.90% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/16/2015	15,529,605
5,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	5,075,800
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2015	2,252,540
6,665,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	6,835,824
8,250,000	Michigan State Strategic Fund, Revenue Bonds, 3.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2013	8,416,733
26,650,000	Michigan Strategic Fund, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	27,433,244
14,770,000	Michigan Strategic Fund, Variable Rate LO Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	14,822,581
7,320,000	Monroe County, MI EDC, Adjustable Rate Demand LT Obligation Refunding Revenue Bonds (Series 1992-CC), 2.35% TOBs (Detroit Edison Co.), Mandatory Tender 4/1/2014	7,454,834
	TOTAL	87,821,161
	Minnesota—0.3%
2,965,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2013	2,998,623
3,020,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2014	3,149,498
6,000,000	Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011), 5.00%, 3/1/2016	6,744,900
	TOTAL	12,893,021
	Mississippi—0.6%
6,665,000	Mississippi Business Finance Corp., Revenue Bonds (First Series 2010), 2.25% TOBs (Mississippi Power Co.), Mandatory Tender 1/15/2013	6,695,926
4,000,000	Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	4,115,800
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Mississippi—continued
$12,000,000	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.71%, 9/1/2017	$12,000,360
	TOTAL	22,812,086
	Missouri—0.1%
580,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2013	587,969
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2014	1,045,170
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2015	1,090,080
2,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,235,500
	TOTAL	4,958,719
	Nebraska—0.1%
200,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2014	206,750
750,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	806,730
250,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2015	269,857
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	565,725
750,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	879,893
	TOTAL	2,728,955
	Nevada—0.1%
1,750,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 4.00%, 7/1/2013	1,790,425
2,350,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,390,091
	TOTAL	4,180,516
	New Hampshire—0.1%
5,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,343,450
	New Jersey—6.1%
6,913,250	Burlington, NJ, (Series A), 2.00% BANs, 6/19/2013	6,976,437
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$4,625,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	$4,644,888
1,000,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	1,005,070
2,543,257	Hopewell Borough, NJ, 1.50% BANs, 10/12/2012	2,543,995
10,625,000	Kearny, NJ, 1.50% BANs, 1/15/2013	10,661,762
10,000,000	Kearny, NJ, 2.00% TANs, 4/30/2013	10,040,000
10,000,000	Lyndhurst Township, NJ, 1.75% BANs, 2/15/2013	10,010,500
3,297,500	Lyndhurst Township, NJ, 1.75% BANs, 3/21/2013	3,302,776
15,500,000	Montclair Township, NJ, 1.50% BANs, 3/8/2013	15,544,020
4,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2013	4,127,160
4,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2014	4,270,000
13,000,000	New Jersey EDA, School Facilities Construction Bonds (Series 2012G), 0.74% (New Jersey State), 2/1/2015	13,002,470
18,500,000	New Jersey EDA, School Facilities Construction Bonds (Series 2012H), 1.06% (New Jersey State), 2/1/2017	18,504,070
82,100,000	New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series E), 1.88% (New Jersey State), 2/1/2016	84,431,640
1,000,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 4.00% (Meridian Health System Obligated Group), 7/1/2013	1,026,070
1,250,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2014	1,337,363
1,500,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,653,735
2,000,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,255,620
1,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 4.00% (New Jersey State), 6/15/2013	1,025,980
1,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2014	1,074,240
2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,225,200
14,000,000	Newark, NJ, (Series 2012A), 2.40% TANs, 2/20/2013	14,009,240
12,000,000	Newark, NJ, 3.50% BANs, 12/13/2012	12,053,880
5,985,000	Plainfield, NJ, 1.75% BANs, 9/11/2013	6,025,638
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$11,354,994		Seaside Heights Borough, NJ, (Series 2012A), 2.00% BANs, 2/1/2013	$11,377,590
		TOTAL	243,129,344
		New Mexico—0.1%
3,000,000		Farmington, NM, PCRBs (Series 1994C), 2.875% TOBs (Arizona Public Service Co.), Mandatory Tender 10/10/2013	3,037,680
		New York—6.8%
12,668,802		Amsterdam, NY, 2.00% BANs, 8/8/2013	12,776,614
2,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,054,100
1,500,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,604,715
10,000,000	[2]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.86% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2014	10,009,100
5,830,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2011A), 4.00% (MTA Dedicated Tax Fund), 11/15/2014	6,274,304
8,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 0.93% (MTA Dedicated Tax Fund), 11/1/2017	8,022,800
14,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 1.08% (MTA Dedicated Tax Fund), 11/1/2018	14,033,320
15,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.13% (MTA Dedicated Tax Fund), 11/1/2019	15,008,250
20,000,000		Nassau County, NY, (Series 2011B), 2.50% TANs, 10/31/2012	20,037,200
5,900,000		Nassau, NY Health Care Corp., 3.125% RANs (Assured Guaranty Municipal Corp. INS), 12/15/2012	5,930,562
5,000,000		New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,102,200
5,500,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	6,199,050
6,040,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	7,042,096
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	14,877,595
7,585,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2014	8,229,194
14,625,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	17,051,434
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	14,880,478
5,000,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	5,029,050
4,175,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 4.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2014	4,402,245
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$5,000,000	New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2015	$5,571,200
20,000,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2013	20,243,000
10,000,000	New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	10,920,300
10,000,000	Rockland County, NY, 2.50% RANs, 3/6/2013	10,030,500
10,000,000	Rockland County, NY, 2.50% TANs, 3/6/2013	10,030,500
25,000,000	Suffolk County, NY, 2.00% RANs, 3/28/2013	25,157,500
10,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2015	11,047,400
2,190,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,511,164
	TOTAL	274,075,871
	North Carolina—3.1%
2,000,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2012	2,017,000
65,000,000	North Carolina Capital Facilities Finance Agency, (Series A), 0.48% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2012	65,000,000
5,570,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2015	6,100,375
1,500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2016	1,701,690
4,500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	5,213,835
1,200,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,214,172
2,855,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	3,126,853
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,023,780
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2013	1,031,540
2,000,000	North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,033,180
20,000,000	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.60% TOBs, Mandatory Tender 12/1/2015	20,037,400
12,750,000	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.90% TOBs, Mandatory Tender 12/1/2017	12,787,103
	TOTAL	122,286,928
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—3.1%
$5,000,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	$5,421,350
8,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,248,160
25,890,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	26,059,062
20,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	20,137,800
3,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,270,060
13,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.48% (University of Dayton), 7/1/2016	13,009,230
4,000,000	Ohio State Water Development Authority, Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2013	4,039,080
1,750,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,766,065
12,500,000	Ohio Waste Development Authority Solid Waste, 0.55% TOBs (Republic Services, Inc.), Mandatory Tender 12/3/2012	12,500,000
8,000,000	Ohio Water Development Authority, PCR Refunding Bonds (Series 2010B), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2016	7,994,080
3,000,000	Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,016,050
3,910,000	Richland County, OH, (Series C), 2.50% BANs, 1/9/2013	3,918,485
2,500,000	Richland County, OH, (Series D), 2.50% BANs, 1/9/2013	2,505,425
10,565,000	Toledo, OH, 1.875% BANs, 10/25/2012	10,572,712
2,160,000	Trotwood, OH, 1.25% BANs, 3/13/2013	2,162,484
	TOTAL	124,620,043
	Oklahoma—1.4%
280,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2013	285,726
100,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2014	103,920
750,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	802,200
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Oklahoma—continued
$1,065,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	$1,172,128
1,390,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,568,615
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,013,280
1,205,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2013	1,212,712
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2014	1,018,550
1,500,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2015	1,540,950
4,390,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,698,266
5,345,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,858,922
2,750,000	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 6/2/2014	2,820,482
13,000,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue Bonds (Series 2003A), 1.20% TOBs, Mandatory Tender 1/5/2015	13,035,750
17,805,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.93% TOBs, Mandatory Tender 3/27/2018	17,830,639
3,315,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,617,030
	TOTAL	56,579,170
	Pennsylvania—3.6%
13,200,000	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.23% TOBs (UPMC Health System), Mandatory Tender 2/1/2013	13,237,224
10,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,283,400
4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,572,274
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$6,970,000	Allegheny County, PA, GO Bonds (Series C-63), 5.00%, 11/1/2012	$6,999,762
10,000,000	Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 7/1/2016	10,023,600
10,900,000	Bucks County, PA IDA, Solid Waste Revenue Bonds, 2.875% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	10,986,982
250,000	Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 3.00% (UPMC Health System), 2/15/2014	258,542
500,000	Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2015	539,500
625,000	Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	690,081
375,000	Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	421,961
625,000	Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	704,956
5,000,000	Pennsylvania EDFA, (Series 2010A), 0.65% TOBs (Republic Services, Inc.), Mandatory Tender 10/1/2012	5,000,000
3,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	3,075,570
1,500,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,537,785
3,515,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/2/2014	3,622,454
3,035,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,094,243
19,955,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	20,040,806
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,038,870
7,905,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	8,054,484
12,070,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.23%, 12/1/2014	12,181,648
2,090,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.69%, 6/1/2013	2,090,836
5,000,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.79%, 6/1/2014	5,003,300
8,000,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.53%, 12/1/2013	7,999,920
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$10,000,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.73%, 12/1/2014	$10,002,100
2,085,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.932% (Guthrie Healthcare System, PA), 12/1/2017	2,048,575
		TOTAL	143,508,873
		Rhode Island—0.7%
1,535,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 2.00%, 8/1/2013	1,554,540
2,710,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2014	2,930,811
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	5,144,462
6,970,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 4.00%, 8/1/2013	7,175,685
4,460,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2014	4,823,401
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	5,273,494
		TOTAL	26,902,393
		South Carolina—0.6%
17,470,000		Charleston, SC Waterworks and Sewer System, Refunding Revenue Bonds (Series 2007), 0.82015% TOBs, Mandatory Tender 1/1/2018	17,554,205
2,000,000		South Carolina Jobs-EDA, EDRBs (Series 2008), 2.875% (Waste Management, Inc.), 2/1/2015	2,049,560
5,950,000	[2]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.93% TOBs (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,905,792
		TOTAL	25,509,557
		Tennessee—1.1%
20,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012A), 0.58% TOBs (Vanderbilt University), Mandatory Tender 10/1/2015	20,000,000
23,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.78% TOBs (Vanderbilt University), Mandatory Tender 10/1/2017	23,499,765
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,159,620
28,939	[1,3,4]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds, (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2011	580
26,624	[1,3]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	533
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$57,878	[1,3]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	$1,159
		TOTAL	44,661,657
		Texas—4.2%
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2009A), 4.00%, 11/1/2012	2,006,820
2,780,000		Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	3,056,777
3,950,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Bonds (Series 2007), 2.30% TOBs (BP PLC), Mandatory Tender 9/3/2013	4,014,148
2,300,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,320,033
1,770,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2014	1,900,006
3,655,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	4,040,603
25,000,000		Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.77% (Harris County, TX Toll Road Authority), 8/15/2021	25,006,000
3,750,000		Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.82% (Harris County, TX Toll Road Authority), 8/15/2021	3,751,312
3,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.73% TOBs, Mandatory Tender 6/1/2015	3,005,550
10,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.93% TOBs, Mandatory Tender 6/1/2017	10,040,900
15,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 0.78% TOBs, Mandatory Tender 8/1/2016	15,000,000
1,500,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2013	1,563,210
2,000,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2014	2,157,720
2,795,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	3,098,789
1,400,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2013	1,458,996
1,340,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2014	1,445,672
2,600,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,882,594
7,500,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2014	7,666,875
10,000,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2015	10,440,400
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$15,000,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	$16,719,000
6,480,000	Lubbock, TX HFDC, Variable Rate Refunding Revenue Bonds (Series 2008A), 3.05% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2012	6,488,230
330,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	340,504
500,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	535,040
1,085,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,199,945
10,500,000	Mission, TX EDC, Revenue Bonds, 0.55% TOBs (Republic Services, Inc.), Mandatory Tender 10/1/2012	10,500,000
6,415,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2009A), 5.00% (Texas State), 10/1/2012	6,417,566
7,150,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2013	7,494,773
14,060,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010B), 5.00% (Texas State), 10/1/2013	14,737,973
	TOTAL	169,289,436
	Utah—0.4%
3,300,000	Box Elder County, UT, PCRBs (Series 1984), 1.70% TOBs (Nucor Corp.), Optional Tender 10/1/2012	3,300,660
1,400,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,456,518
9,000,000	Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	9,337,590
	TOTAL	14,094,768
	Virginia—1.3%
2,095,000	Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	2,106,522
4,800,000	Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	5,005,296
2,000,000	Charles City County, VA IDA, Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,028,280
8,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	8,055,760
5,000,000	Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2014	5,104,800
4,935,000	Norfolk, VA, GO BANs (Series 2011A), 3.00%, 1/1/2014	4,946,647
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$615,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	$686,574
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,295,140
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,720,625
6,580,000		Smyth County, VA, GO Literary Loan Anticipation Notes (Series 2011B), 3.00%, 5/1/2016	6,713,837
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,250,700
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,726,259
		TOTAL	53,640,440
		Washington—0.7%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,242,529
12,500,000		Port of Bellingham, WA IDC, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	14,047,375
5,000,000	[5,6]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	5,037,100
7,500,000	[5,6]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	7,555,650
		TOTAL	28,882,654
		West Virginia—1.6%
8,500,000		Mason County, WV, PCRBs (Series L), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2014	8,547,600
5,000,000		West Virginia EDA, PCR Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,151,400
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,341,000
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 9/1/2016	16,605,105
1,000,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 3.00% (West Virginia University), 10/1/2012	1,000,230
845,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2013	875,648
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	West Virginia—continued
$375,000	West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	$412,425
800,000	West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2014	871,256
700,000	West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	790,678
21,225,000	West Virginia University Board of Governors, University Improvement Variable Rate Revenue Bonds (Series 2011C), 0.83% TOBs (West Virginia University), Mandatory Tender 10/1/2014	21,229,033
	TOTAL	65,824,375
	Wisconsin—0.7%
12,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,673,800
500,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 2.50% (Gundersen Lutheran), 10/15/2013	509,290
760,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2014	821,264
4,000,000	Wisconsin State Petroleum Inspection Fee, Revenue Refunding Bonds (2009 Series 1), 5.00%, 7/1/2013	4,144,160
2,000,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,049,360
2,420,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,552,616
3,500,000	Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2014	3,758,685
	TOTAL	26,509,175
	Wyoming—0.1%
4,200,000	Albany County, WY, PCRBs (Series 1985), 2.20% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2012	4,201,218
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $3,059,032,877)	3,081,860,896
	SHORT-TERM MUNICIPALS—23.3%[7]
	Alabama—0.3%
1,125,000	Alexander, AL IDB, Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 1.79%, 10/4/2012	1,125,000
5,950,000	Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.38%, 10/4/2012	5,950,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[7]
	Alabama—continued
$5,960,000	Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.80%, 10/4/2012	$5,960,000
	TOTAL	13,035,000
	Arkansas—0.2%
6,400,000	Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.10%, 10/4/2012	6,400,000
	Colorado—1.0%
15,250,000	Denver (City & County), CO, (Series 2007G-1) Daily VRDNs (Denver, CO City & County Airport Authority)/(Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.23%, 10/1/2012	15,250,000
6,000,000	Denver (City & County), CO, (Series 2007G-2) Daily VRDNs (Denver, CO City & County Airport Authority)/(Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.23%, 10/1/2012	6,000,000
20,350,000	Southglenn Metropolitan District, CO, (Series 2007) Weekly VRDNs (BNP Paribas SA LOC), 1.05%, 10/4/2012	20,350,000
	TOTAL	41,600,000
	Florida—1.3%
9,515,000	Florida Housing Finance Corp., (Series 2007 C) Weekly VRDNs (Pinewood Pointe Apartments)/(Natixis LOC), 0.80%, 10/4/2012	9,515,000
11,230,000	Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.37%, 10/3/2012	11,230,000
4,000,000	Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.37%, 10/3/2012	4,000,000
3,105,000	Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.37%, 10/3/2012	3,105,000
8,135,000	Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.37%, 10/3/2012	8,135,000
15,080,000	Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.25%, 10/1/2012	15,080,000
	TOTAL	51,065,000
	Georgia—2.7%
43,345,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008A) Daily VRDNs (Phoebe Putney Memorial Hospital)/(SunTrust Bank LOC), 0.25%, 10/1/2012	43,345,000
14,200,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.50%, 10/1/2012	14,200,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[7]
		Georgia—continued
$7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 1.10%, 10/4/2012	$7,970,000
10,950,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.05%, 10/4/2012	10,950,000
3,760,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.38%, 10/4/2012	3,760,000
15,880,000	[5,6]	Metropolitan Atlanta Rapid Transit Authority, GA, P-FLOATs (Series PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.68%, 10/4/2012	15,880,000
12,900,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 0.80%, 10/4/2012	12,900,000
		TOTAL	109,005,000
		Illinois—0.3%
11,250,000	[5,6]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.43%, 10/4/2012	11,250,000
		Indiana—0.6%
22,250,000		Indiana State Finance Authority Environmental Revenue, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.85%, 10/3/2012	22,250,000
		Louisiana—1.8%
17,000,000		Ascension Parish, LA IDB (Series 2011), Weekly VRDNs (Impala Warehousing LLC)/(Natixis LOC), 0.75%, 10/4/2012	17,000,000
8,800,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.80%, 10/4/2012	8,800,000
38,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.77%, 10/4/2012	38,500,000
6,000,000		St. Tammany Parish Development District, LA, (Series 2008) Weekly VRDNs (Rooms to Go St. Tammany LLC)/(SunTrust Bank LOC), 0.37%, 10/3/2012	6,000,000
		TOTAL	70,300,000
		Maine—0.3%
10,150,000		Maine State Housing Authority, (Series 2008H) Daily VRDNs (KBC Bank N.V. LIQ), 0.31%, 10/1/2012	10,150,000
		Maryland—0.1%
3,000,000		Westminster, MD EDRBs, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.24%, 10/1/2012	3,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[7]
		Massachusetts—1.4%
$14,895,000	[5,6]	Commonwealth of Massachusetts, DCL Floater Certificates (Series 2008-042) Daily VRDNs (Dexia Credit Local LIQ), 0.35%, 10/1/2012	$14,895,000
6,575,000		Massachusetts IFA, (Series 1992B), 0.45% CP (New England Power Co.), Mandatory Tender 10/17/2012	6,575,066
40,000,000		Massachusetts IFA, (Series 1992B), 0.50% CP (New England Power Co.), Mandatory Tender 11/13/2012	40,001,200
		TOTAL	61,471,266
		Mississippi—0.5%
14,230,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.80%, 10/4/2012	14,230,000
4,835,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.90%, 10/4/2012	4,835,000
		TOTAL	19,065,000
		Multi State—0.3%
13,215,000	[5,6]	ROCs Pooled Trust (Multi-state AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.50%, 10/4/2012	13,215,000
		Nevada—2.2%
19,875,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 A-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.85%, 10/3/2012	19,875,000
30,200,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.90%, 10/3/2012	30,200,000
25,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.60%, 10/3/2012	25,000,000
15,100,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.65%, 10/3/2012	15,100,000
		TOTAL	90,175,000
		New Hampshire—0.7%
28,800,000		New Hampshire Business Finance Authority, (Series 1990B), 0.50% CP (New England Power Co.), Mandatory Tender 10/17/2012	28,800,000
		New Jersey—1.1%
2,930,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 1.17%, 10/4/2012	2,930,000
8,460,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 10/5/2012	8,460,000
8,460,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 10/5/2012	8,460,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[7]
		New Jersey—continued
$26,200,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Sovereign Bank LOC), 2.00%, 10/4/2012	$26,200,000
		TOTAL	46,050,000
		New York—1.7%
16,600,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.65%, 10/4/2012	16,600,000
6,000,000		New York City, NY, (Series 1994A-5) Daily VRDNs (KBC Bank N.V. LOC), 0.33%, 10/1/2012	6,000,000
32,900,000		New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.48%, 10/3/2012	32,900,000
11,400,000		New York State HFA, (Series 2010A) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.48%, 10/3/2012	11,400,000
		TOTAL	66,900,000
		North Carolina—0.4%
14,045,000	[5,6]	North Carolina Eastern Municipal Power Agency, P-FLOATs (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.88%, 10/4/2012	14,045,000
		Ohio—2.1%
71,370,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010B) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.60%, 10/3/2012	71,370,000
14,575,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010C) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.60%, 10/3/2012	14,575,000
		TOTAL	85,945,000
		Pennsylvania—1.0%
39,300,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.39%, 10/4/2012	39,300,000
		Rhode Island—0.1%
2,935,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.21%, 10/1/2012	2,935,000
		Tennessee—0.5%
13,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.55%, 10/1/2012	13,000,000
1,500,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.25%, 10/4/2012	1,500,000
1,955,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-4) Daily VRDNs (Sevier County, TN)/(KBC Bank N.V. LOC), 0.55%, 10/1/2012	1,955,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[7]
		Tennessee—continued
$4,340,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-5) Daily VRDNs (Bradley County, TN)/(KBC Bank N.V. LOC), 0.55%, 10/1/2012	$4,340,000
		TOTAL	20,795,000
		Texas—1.7%
56,400,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.58%, 10/1/2012	56,400,000
11,000,000	[5,6]	Texas State, PUTTERs (Series 4262) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.20%, 10/1/2012	11,000,000
		TOTAL	67,400,000
		Virginia—0.9%
16,000,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.37%, 10/3/2012	16,000,000
21,550,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.15% CP (Virginia Electric & Power Co.), Mandatory Tender 10/19/2012	21,550,215
		TOTAL	37,550,215
		West Virginia—0.1%
3,000,000		Grant County, WV County Commission, PCRB (Series 1994), 0.40% CP (Virginia Electric & Power Co.), Mandatory Tender 11/2/2012	3,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $934,700,000)	934,701,481
		TOTAL MUNICIPAL INVESTMENTS—100.2% (IDENTIFIED COST $3,993,732,877)[8]	4,016,562,377
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[9]	(6,582,550)
		TOTAL NET ASSETS—100%	$4,009,979,827
Securities that are subject to the federal alternative minimum tax (AMT) represent 11.1% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Non-income producing security.
2	Floating rate note with current rate shown.
3	Security in default.
4	Principal amount and interest were not paid upon final maturity.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $92,877,750, which represented 2.3% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2012, these liquid restricted securities amounted to $92,877,750, which represented 2.3% of total net assets.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	The cost of investments for federal tax purposes amounts to $3,993,630,435.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Administration
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PSFG	—Public School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$10.05	$10.04	$10.02	$9.92	$10.02
Income From Investment Operations:
Net investment income	0.06	0.10	0.06	0.21	0.33
Net realized and unrealized gain (loss) on investments	0.00[2]	0.01	0.02	0.10	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.11	0.08	0.31	0.22
Less Distributions:
Distributions from net investment income	(0.06)	(0.10)	(0.06)	(0.21)	(0.32)
Net Asset Value, End of Period	$10.05	$10.05	$10.04	$10.02	$9.92
Total Return[3]	0.59%	1.06%	0.81%	3.21%	2.27%
Ratios to Average Net Assets:
Net expenses	0.79%[4]	0.80%	0.80%	0.80%[4]	0.80%[4]
Net investment income	0.58%	0.95%	0.61%	1.77%	3.12%
Expense waiver/reimbursement[5]	0.44%	0.41%	0.42%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,198,969	$1,797,275	$1,982,542	$2,543,523	$566,536
Portfolio turnover	66%	92%	37%	44%	123%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79%, 0.80% and 0.80% for the years ended September 30, 2012, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$10.05	$10.04	$10.02	$9.92	$10.02
Income From Investment Operations:
Net investment income	0.10	0.14	0.11	0.26	0.37
Net realized and unrealized gain (loss) on investments	0.00[2]	0.01	0.02	0.10	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.15	0.13	0.36	0.27
Less Distributions:
Distributions from net investment income	(0.10)	(0.14)	(0.11)	(0.26)	(0.37)
Net Asset Value, End of Period	$10.05	$10.05	$10.04	$10.02	$9.92
Total Return[3]	1.05%	1.51%	1.26%	3.67%	2.73%
Ratios to Average Net Assets:
Net expenses	0.34%[4]	0.35%	0.35%	0.35%[4]	0.35%[4]
Net investment income	1.02%	1.40%	1.06%	2.25%	3.64%
Expense waiver/reimbursement[5]	0.40%	0.36%	0.37%	0.39%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,811,011	$1,245,370	$1,195,878	$875,235	$194,720
Portfolio turnover	66%	92%	37%	44%	123%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.01.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34%, 0.35% and 0.35% for the years ended September 30, 2012, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2012
Assets:
Total investment in securities, at value (identified cost $3,993,732,877)		$4,016,562,377
Cash		372,227
Receivable for investments sold		27,660,072
Income receivable		18,562,998
Receivable for shares sold		17,867,164
Other receivable		356,213
TOTAL ASSETS		4,081,381,051
Liabilities:
Payable for investments purchased	$42,375,000
Payable for shares redeemed	27,384,689
Income distribution payable	396,085
Payable for shareholder services fee (Note 5)	607,596
Payable for distribution services fee (Note 5)	354,518
Payable for Directors'/Trustees' fees	532
Accrued expenses	282,804
TOTAL LIABILITIES		71,401,224
Net assets for 398,813,331 shares outstanding		$4,009,979,827
Net Assets Consist of:
Paid-in capital		$3,992,575,274
Net unrealized appreciation of investments		22,829,500
Accumulated net realized loss on investments		(5,096,431)
Distributions in excess of net investment income		(328,516)
TOTAL NET ASSETS		$4,009,979,827
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,198,968,599 ÷ 218,698,689 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share (100/98.00 of $10.05)		$10.26
Redemption proceeds per share		$10.05
Institutional Shares:
Net asset value per share ($1,811,011,228 ÷ 180,114,642 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share		$10.05
Redemption proceeds per share		$10.05
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2012
Investment Income:
Interest			$49,355,262
Expenses:
Investment adviser fee (Note 5)		$21,710,616
Administrative fee (Note 5)		2,822,976
Custodian fees		127,070
Transfer and dividend disbursing agent fees and expenses		655,379
Directors'/Trustees' fees		21,076
Auditing fees		29,501
Legal fees		8,812
Portfolio accounting fees		337,481
Distribution services fee (Note 5)		5,186,909
Shareholder services fee (Note 5)		5,165,628
Account administration fee		12,715
Share registration costs		682,720
Printing and postage		34,622
Insurance premiums		7,825
Taxes		273,107
Miscellaneous		16,928
TOTAL EXPENSES		37,093,365
Waivers:
Waiver of investment adviser fee (Note 5)	$(13,908,969)
Waiver of administrative fee (Note 5)	(62,792)
Waiver of distribution services fee (Note 5)	(1,031,016)
Waiver of custodian fees	(127,070)
Waiver of portfolio accounting fees	(337,481)
TOTAL WAIVERS		(15,467,328)
Net expenses			21,626,037
Net investment income			27,729,225
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,971)
Net change in unrealized appreciation of investments			2,859,238
Net realized and unrealized gain on investments			2,857,267
Change in net assets resulting from operations			$30,586,492
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended September 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,729,225	$33,067,597
Net realized gain (loss) on investments	(1,971)	88,595
Net change in unrealized appreciation/depreciation of investments	2,859,238	(332,030)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,586,492	32,824,162
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,137,532)	(16,763,000)
Institutional Shares	(15,909,797)	(16,217,673)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,047,329)	(32,980,673)
Share Transactions:
Proceeds from sale of shares	3,665,996,445	2,756,617,733
Net asset value of shares issued to shareholders in payment of distributions declared	21,156,563	22,746,151
Cost of shares redeemed	(2,722,357,186)	(2,914,982,736)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	964,795,822	(135,618,852)
Change in net assets	967,334,985	(135,775,363)
Net Assets:
Beginning of period	3,042,644,842	3,178,420,205
End of period (including undistributed (distributions in excess of) net investment income of $(328,516) and $2,845, respectively)	$4,009,979,827	$3,042,644,842
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2012
1. Organization
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the year ended September 30, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$12,715
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

The Bank of New York Mellon, the Fund's custodian and portfolio accounting agent, voluntarily agreed to waive all fees due from the Fund for the year ended September 30, 2012. This level of waiver is not expected to occur in the future.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Capital Stock
The following tables summarize capital stock activity:
Year Ended September 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	190,923,524	$1,918,181,698	143,913,183	$1,443,617,031
Shares issued to shareholders in payment of distributions declared	1,119,990	11,251,266	1,499,307	15,036,578
Shares redeemed	(152,192,310)	(1,529,162,655)	(163,939,435)	(1,643,735,508)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	39,851,204	$400,270,309	(18,526,945)	$(185,081,899)
Year Ended September 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	173,960,443	$1,747,814,747	130,889,300	$1,313,000,702
Shares issued to shareholders in payment of distributions declared	985,854	9,905,297	768,733	7,709,573
Shares redeemed	(118,760,190)	(1,193,194,531)	(126,787,408)	(1,271,247,228)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	56,186,107	$564,525,513	4,870,625	$49,463,047
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	96,037,311	$964,795,822	(13,656,320)	$(135,618,852)
4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities and expiration of capital loss carryforwards.
For the year ended September 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(59,924)	$(13,257)	$73,181
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2012 and 2011, was as follows:
Annual Shareholder Report

	2012	2011
Tax-exempt income	$28,020,622	$32,980,673
Ordinary income	$26,707	$—
As of September 30, 2012, the components of distributable earnings on a tax basis were as follows:
Distribution in excess of tax-exempt income	$ (318,325)
Net unrealized appreciation	$ 22,921,751
Capital loss carryforwards	$ (5,198,873)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
At September 30, 2012, the cost of investments for federal tax purposes was $3,993,630,435. The net unrealized appreciation of investments for federal tax purposes was $22,931,942. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,439,212 and net unrealized depreciation from investments for those securities having an excess of cost over value of $507,270.
At September 30, 2012, the Fund had a capital loss carryforward of $5,198,873 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$26	$624	$650
2013	$884,421	NA	$884,421
2014	$978,739	NA	$978,739
2015	$631,311	NA	$631,311
2016	$148,172	NA	$148,172
2017	$1,306,058	NA	$1,306,058
2018	$1,242,780	NA	$1,242,780
2019	$6,742	NA	$6,742
Capital loss carryforwards of $59,924 expired during the year ended September 30, 2012.
Annual Shareholder Report

5. Investment Adviser Fee and Other Transactions WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, the Adviser voluntarily waived $13,908,969 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, FAS waived $62,792 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$5,186,909	$(1,031,016)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2012, FSC retained $2,090,884 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2012, FSC did not retain any sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$5,165,628
For the year ended September 30, 2012, FSSC received $2,918 of Service Fees paid by the Fund.
Interfund Transactions
During the year ended September 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $931,820,000 and $1,746,165,000, respectively.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.80% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2012, were as follows:
Purchases	$1,642,449,758
Sales	$1,278,750,033
Annual Shareholder Report

7. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2012, 99.9% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF directors OF federated fixed income seCURITIES, inc., AND SHAREHOLDERS OF federated municipal ultrashort fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Ultrashort Fund (the “Fund”), a portfolio of Federated Fixed Income Securities, Inc., as of September 30, 2012 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2009, were audited by other independent registered public accountants whose report thereon dated November 24, 2009, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Ultrashort Fund as of September 30, 2012 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 23, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,003.50	$3.91
Institutional Shares	$1,000.00	$1,005.80	$1.60[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,021.10	$3.94
Institutional Shares	$1,000.00	$1,023.40	$1.62[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.78%
Institutional Shares	0.32%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.35% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.76 and $1.77, respectively.
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation business affairs and for exercising all the Corporation powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Corporation comprised two portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1991	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: October 2000	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Corporation with respect to the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Municipal Ultrashort Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Annual Shareholder Report

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Municipal Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P866
CUSIP 31417P858
29303 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $53,900

Fiscal year ended 2011 - $51,900

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $24

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $4,214 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $314,652

Fiscal year ended 2011 - $376,901

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012